AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 14, 2007

                                                               File No. 811-8572
                                                               File No. 33-80514

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 27 [X]

                                       AND
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 28 [X]

                               BISHOP STREET FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                          C/O THE CT CORPORATION SYSTEM
                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE 1-888-462-5386

                                 JAMES F. VOLK
                              C/O SEI CORPORATION
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:
                            RICHARD W. GRANT, ESQUIRE
                           MORGAN, LEWIS & BOCKIUS LLP
                                ONE OXFORD CENTRE
                               THIRTY-SECOND FLOOR
                         PITTSBURGH, PENNSYLVANIA 15219

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

It is proposed that this filing become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on [date] pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[X]  75 days after filing pursuant to paragraph (a) of Rule 485

[ ]  on [date] pursuant to paragraph (a) of Rule 485

                                 CLASS I SHARES

                               BISHOP STREET FUNDS

                                   PROSPECTUS

                                NOVEMBER 30, 2007

                           TAX FREE MONEY MARKET FUND

                               INVESTMENT ADVISER:
                        BISHOP STREET CAPITAL MANAGEMENT

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                                     [LOGO]

                              [BISHOP STREET FUNDS]

                        [YOUR AVENUE TO SOUND INVESTMENT]

                              ABOUT THIS PROSPECTUS

Bishop Street Funds is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about Class I Shares of the Tax Free Money Market Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. If you would like more detailed information about the Fund, please see:

                                                                         PAGE
                                                                      ----------
TAX FREE MONEY MARKET FUND.........................................        3
MORE INFORMATION ABOUT RISK........................................        6
MORE INFORMATION ABOUT FUND INVESTMENTS............................        7
INVESTMENT ADVISER.................................................        7
PURCHASING, SELLING AND EXCHANGING FUND SHARES.....................        8
OTHER POLICIES.....................................................       11
DIVIDENDS AND DISTRIBUTIONS........................................       12
TAXES..............................................................       13
HOW TO OBTAIN MORE INFORMATION ABOUT
   BISHOP STREET FUNDS.............................................   Back Cover

BISHOP STREET TAX FREE MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                 Preserving principal and maintaining liquidity
                                while providing current income exempt from
                                federal income taxes

INVESTMENT FOCUS                Municipal short-term money market instruments

SHARE PRICE VOLATILITY          Very low

PRINCIPAL INVESTMENT STRATEGY   Investing in high quality, tax-exempt, U.S.
                                dollar denominated short-term securities

INVESTOR PROFILE                Conservative investors seeking current
                                tax-exempt income through a low risk liquid
                                investment

INVESTMENT STRATEGY

The Fund will invest its assets so that, normally, at least 80% of the annual interest income that it distributes will be exempt from regular federal income tax. The Fund's investment approach, with its emphasis on short-term obligations, seeks to provide current income with low risk to principal and lower exposure to fluctuations in share price. The Fund invests primarily in a portfolio of short-term, high-quality, tax-exempt securities. Issuers include states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies.

PRINCIPAL RISKS OF INVESTING

A Fund share is not a deposit or obligation of any bank and is not insured or guaranteed by the FDIC or any government agency. In addition, although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund and there is no guarantee that the Fund will achieve this goal.

An investment in the Fund is subject to interest rate risk, which is the risk that prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, the prices of fixed-income securities fall. However, market factors, such as demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities. In addition, the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities. Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These

NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely on the Adviser's credit assessment.

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments that generally affect these entities.

In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall. Income from the Fund may be subject to the alternative minimum tax (AMT).

On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields. If the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, a Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information.

FUND FEES & EXPENSES

This table describes the fees and expenses that you may pay if you purchase or sell the Fund's Class I Shares.

Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                                   None
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset value)                                  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
   Distributions (as a percentage of offering price)                     None
Redemption Fee
   (as a percentage of amount redeemed, if applicable)*                  None
Exchange Fee                                                             None

* Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money").

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees                   0.30%
Other Expenses                    0.59%*
                                  ----
Total Annual Operating Expenses   0.89%**

* Other expenses are estimated since the Fund has not yet commenced operations. Other expenses include shareholder servicing fees.

** The Fund's actual total annual operating expenses are expected to be less than the amount shown above because the Adviser, Administrator and Distributor agreed to voluntarily waive a portion of their fees in order to keep total annual operating expenses at a specified level. The Adviser, Administrator or Distributor may discontinue all or part of these waivers/reimbursements at any time. With these fee waivers, the Fund's actual total annual operating expenses for Class I Shares are expected to be:

Tax Free Money Market Fund        0.40%

For more information about these fees, see "Investment Adviser."

EXAMPLE: COST OF INVESTING

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The example also assumes that each year your investment has a 5% return, Fund operating expenses after waivers/reimbursements remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR   3 YEARS
------   -------
  $91      $284

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment manager invests Fund assets in a way that he believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

MANAGEMENT RISK - The risk that a strategy used by the Fund's management may fail to produce the intended result.

FIXED INCOME RISK - The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

     CALL RISK - During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause the Fund's average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

     CREDIT RISK - The possibility that an issuer will be unable to make timely payments of either principal or interest. Since the Fund purchases securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Fund to lose money and may affect the Fund's share price.

     EVENT RISK - Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the Fund's multiple holdings.

     MUNICIPAL ISSUER RISK - There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the principal investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies, and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI). Of course, we cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI. The portfolio holdings are disclosed in the Quarterly Holdings Report, which is available on the Fund's website at:
www.bishopstreetfunds.com.

INVESTMENT ADVISER

INVESTMENT ADVISER

Bishop Street Capital Management (Adviser), a registered investment adviser and wholly-owned subsidiary of First Hawaiian Bank, serves as the investment adviser to the Fund. First Hawaiian Bank is a subsidiary of BancWest Corporation, itself a subsidiary of BNP Paribas. As of June 30, 2007, the Adviser had approximately $2.43 billion in assets under management.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. For its services, the Adviser is entitled to an annual investment advisory fee of 0.30% of the average daily net assets of the Fund.

The Board of Trustees of Bishop Street Funds supervises the Adviser and establishes policies that the Adviser must follow in its management activities. A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement is included each year in the Fund's semi-annual report for the period ended June 30.

PORTFOLIO MANAGERS

MICHAEL K. HIRAI, CFA, CPA, PRESIDENT AND CHIEF INVESTMENT OFFICER

Mr. Hirai is President of the Adviser and serves as the Adviser's Chief Investment Officer. Mr. Hirai has over 23 years of experience managing both fixed income and equity portfolios for institutions and high-net worth individuals. He was Chairman and Managing Director of CIC/HCM Asset Management, Inc. when it was acquired by the Adviser in June 2004. Mr. Hirai founded HCM Capital Management, Inc. in May 1990, which merged with Los Angeles-based CIC Asset Management, Inc. in February 2000. From January 1984 to April 1990, Mr. Hirai was a Principal and Senior Portfolio Manager/Director of Research with Denney & Denney, Inc. Mr. Hirai holds an M.B.A. from the University of Southern California and a B.B.A. from the University of Hawaii/Manoa. He is a Chartered Financial Analyst and a Certified Public Accountant in Hawaii. Currently, he serves as President and Director of CFA Hawaii.

STEPHANIE M. CHUN, VICE PRESIDENT & FIXED INCOME PORTFOLIO MANAGER

Ms. Chun serves as a portfolio manager on the Adviser's investment team. She brings over six years of direct experience managing taxable and tax-exempt fixed income portfolios for both institutions and high-net worth individuals, having previously served as a Vice President and Portfolio Manager at Oakwood Capital Management, LLC, a Los Angeles-based investment adviser. She holds a B.A. in Economics from the University of California, Irvine and is an M.B.A. candidate at the Marshall School of Business at the University of Southern California.

ADDITIONAL COMPENSATION

The Adviser and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Fund. The Adviser and its affiliates may also receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation ERISA accounts pay for fiduciary and non-fiduciary services (e.g., shareholder services).

SHAREHOLDER SERVICING

The Fund has adopted a Shareholder Servicing Plan that allows the Fund to pay shareholder servicing fees of up to 0.25% of the Fund's average daily net assets for the servicing of its shares, and for services provided to shareholders. The Adviser or any of its affiliates providing brokerage or investment-related services may receive shareholder servicing fees, payable from the Fund's assets, of up to 0.25% of the Fund's average daily net assets. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Fund.

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:

-    Mail;

-    Telephone;

-    Wire; or

-    Direct Deposit.

To purchase shares directly from the Fund, complete and send in an account application. If you need an application or have questions, please call 1-800-262-9565. All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars, drawn on U.S. financial institutions and made payable on its face to the Fund. The Fund does not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by credit card check. Mail your check to Bishop Street Funds, P.O. Box 219721, Kansas City, MO 64121-9721.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and that could adversely affect the Fund or its operations.

The price per share (the offering price) will be the net asset value (NAV) per share next determined after the Fund receives your purchase order. The Fund is deemed to have received your order upon receipt of a completed account application and proper payment. If you already have an existing account, the Fund is deemed to have received your order upon receipt of your order and proper payment.

The Fund calculates its NAV once each Business Day at 4:00 p.m., Eastern Time. So, for you to be eligible to receive dividends from the Fund declared on the day you submit your purchase order, generally we must receive your order and federal funds (readily available funds) by 4:00 p.m., Eastern Time.

On any Business Day when the Bond Market Association (BMA) recommends that the securities markets close early, the Fund reserves the right to close at or prior to the BMA recommended closing time. If the Fund does so, it will not grant same business day credit for purchase and redemption orders received after the Fund's closing time and credit will be given to the next Business Day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

In calculating NAV for the Fund, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in our SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES & AUTOMATIC INVESTMENT PLANS

You may open an account with a $1,000 minimum initial investment in the Fund ($500 for those investing in retirement plans). The minimum initial investment may be reduced with an Automatic Investment Plan (AIP).

If you have a checking or savings account, you may establish an AIP and open an account with a $100 minimum initial investment in the Fund. You may then begin regularly scheduled investments of at least $50 per month through automatic deductions from your checking or savings accounts.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund by mail at P.O. Box 219721, Kansas City, MO 64121-9721 or by telephone at 1-800-262-9565.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you are requesting to sell $5,000 or more of your shares, your request must be in writing. The sale price of each share will be the next NAV determined after the Fund receives your request.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in any Bishop Street Fund in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from the Fund. The proceeds of the withdrawal will be mailed to you by check or electronically transferred to your bank account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account if your redemption proceeds are in excess of $500 (subject to a $15 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 ($500 for those investing in retirement plans; $100 for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries, who have arranged to purchase shares through the AIP) because of redemptions, you may be required to sell your shares.

But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted or otherwise as permitted by the SEC. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange your Class I Shares for Class I Shares of any other Bishop Street Fund on any Business Day by contacting us directly by mail or telephone at 1-800-262-9565. The Bishop Street Funds offers Class I Shares of the Large Cap Core Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, Strategic Growth Fund, Money Market Fund, and Treasury Money Market Fund.

You may also exchange shares through your financial institution by mail or telephone.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). THIS EXCHANGE PRIVILEGE MAY BE CHANGED OR CANCELED AT ANY TIME UPON 60 DAYS' NOTICE.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

EXCESSIVE TRADING

The Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Fund is designed to serve as short-term cash equivalent investments for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Fund's investments, and money market instruments in general, and the Fund's intended purpose to serve as short-term investment vehicles for shareholders, the Adviser has informed the Board that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board of Trustees has not adopted a policy or procedures with respect to frequent purchases and redemptions in the Fund.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

When you open an account, we will ask your name, address, date of birth and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Fund is required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the Fund's net asset value per share next determined.

However, the Fund reserves the right to close or liquidate your account at the then-current day's price and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares its net investment income, if any, daily and distributes its net investment income monthly.

The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in the Fund. Distributions you receive from the Fund may be taxable whether or not you reinvest them.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of a Fund's shares for shares of another Bishop Street Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss, if you held the shares for 12 months or less, or long term capital gain or loss, if you held the shares for longer. Shareholders of the Money Market Fund should be aware that because the Fund expects to maintain a stable $1.00 net asset value per share, they should not expect to realize any gain or loss on the sale or exchange of Fund shares.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                               BISHOP STREET FUNDS

INVESTMENT ADVISER

Bishop Street Capital Management
999 Bishop Street, 10th Floor
Honolulu, Hawaii 96813

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

                                     [LOGO]

                              [BISHOP STREET FUNDS]
                        [YOUR AVENUE TO SOUND INVESTMENT]

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated November 30, 2007 includes detailed information about the Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus. Investors can receive a free copy of the SAI on the Fund's website at www.bishopstreetfunds.com.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund. Investors can receive free copies of the annual reports and semi-annual reports on the Fund's website at www.bishopstreetfunds.com.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-262-9565

BY MAIL: Write to the Fund --
Bishop Street Funds
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the annual and semi-annual reports, as well as other information about Bishop Street Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Room, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

Bishop Street Funds' Investment Company Act registration number is 811-08572.

VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM.

BSF-PS-012-0100

                       STATEMENT OF ADDITIONAL INFORMATION

                               BISHOP STREET FUNDS
                                NOVEMBER 30, 2007

                               INVESTMENT ADVISER:
                        BISHOP STREET CAPITAL MANAGEMENT
                                 (THE "ADVISER")

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of Bishop Street Funds (the "Trust") and its series, the Bishop Street Tax Free Money Market Fund (the "Fund"). This SAI should be read in conjunction with the Fund's prospectus dated November 30, 2007. This SAI is incorporated by reference into the Fund's prospectus. Capitalized terms not defined herein are defined in the prospectuses. A prospectus may be obtained without charge by calling 1-800-262-9565.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
THE TRUST................................................................      1
DESCRIPTION OF PERMITTED INVESTMENTS.....................................      1
INVESTMENT LIMITATIONS...................................................     11
THE ADVISER..............................................................     12
THE ADMINISTRATOR........................................................     14
THE DISTRIBUTOR..........................................................     14
THE TRANSFER AGENT.......................................................     15
THE CUSTODIAN............................................................     15
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................     15
LEGAL COUNSEL............................................................     15
CODES OF ETHICS..........................................................     15
TRUSTEES AND OFFICERS OF THE TRUST.......................................     16
REPORTING................................................................     22
PURCHASING AND REDEEMING SHARES..........................................     22
PRICING/DETERMINATION OF NET ASSET VALUE.................................     22
TAXES....................................................................     23
FUND PORTFOLIO TRANSACTIONS..............................................     28
DESCRIPTION OF SHARES....................................................     30
INFORMATION ABOUT PORTFOLIO HOLDINGS.....................................     31
VOTING...................................................................     32
SHAREHOLDER LIABILITY....................................................     32
LIMITATION OF TRUSTEES' LIABILITY........................................     32
PROXY VOTING.............................................................     33
APPENDIX A - DESCRIPTION OF RATINGS......................................    A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES........................    B-1

                                                               November 30, 2007
                                                                 BSF-SX-003-0100

                                    THE TRUST

GENERAL. The Fund is a separate series of the Trust, an open-end management investment company. The Trust is organized under Massachusetts law as a business trust under an Amended and Restated Agreement and Declaration of Trust dated September 1, 1994 (the "Declaration of Trust"). The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (known as shares) and separate classes of Shares. The Fund is a diversified investment company and offers one class of shares, Class I Shares. Each share represents an equal proportionate interest in the Fund. Please see "Description of Shares" for more information.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. Each of the Trust's series will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval may be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more series without shareholder approval, which they may exercise if a series fails to reach or maintain a viable size or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

                      DESCRIPTION OF PERMITTED INVESTMENTS

     The following information supplements the information about permitted investments set forth in the prospectuses.

LEGEND

% Maximum percentage permissible. All percentages shown are of net assets unless otherwise noted.

@    No policy limitation; Fund may be currently using.

*    Permitted, but not typically used.

-    Not permitted.

                                                  TAX FREE MONEY MARKET FUND
                                                  --------------------------
TRADITIONAL INVESTMENTS
Asset-Backed Securities                                        --
Bank Obligations                                               --
Commercial Paper                                         100% (1), (3)
Corporate Debt Obligations                                     --
Municipal Securities                                   100% (1), (2), (3)
Repurchase Agreements                                          @
U.S. Government Agency and Treasury Obligations           * (1), (2)
Zero Coupon Obligations                                  100% (1), (2)
Variable and Floating Rate Instruments                   100% (1), (2)
Yankee Bonds                                                   --
INVESTMENT PRACTICES
Borrowing                                                     33%
Illiquid Securities                                           10%
Securities Lending                                          33 1/3%
Standby Commitments                                           33%
When-Issued Securities                                        33%

1. Rated in the highest short-term rating category by S&P or Moody's, or unrated equivalent.

2. Rated in one of the two highest rating categories by S&P or Moody's, or unrated equivalent.

3. With remaining maturities of not more than 397 days rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security, or, if the obligation has no short-term rating, it should be of an issuer that issues commercial paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7, determined by the Adviser to be of comparable quality.


AMERICAN DEPOSITARY RECEIPTS ("ADRs") are securities typically issued by U.S. financial institutions (depositaries). ADRs represent ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without the participation of the issuer of the underlying security.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMs") are pass-through certificates representing ownership in a pool of adjustable rate mortgages. ARMs make monthly payments based on a pro rata share of interest and principal payments, and prepayments of principal on the pool of underlying mortgages. The adjustable rate feature reduces, but does not eliminate, price fluctuations in this type of mortgage-backed security.

COMMERCIAL PAPER is a term used to describe unsecured short-term promissory notes issued by municipalities, corporations, and other entities that have maturities generally from a few days to nine months.

EQUITY SECURITIES represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

- COMMON STOCK represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

- PREFERRED STOCK represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

- CONVERTIBLE SECURITIES are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

FOREIGN SECURITIES - U.S. dollar denominated obligations of foreign issuers may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits and investments in Canadian Commercial Paper, foreign securities and Europaper. American Depositary Receipts have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

FUTURES AND OPTIONS ON FUTURES - Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent the Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5, and, therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

     An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

     When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the Investment Company Act of 1940 (the "1940 Act") or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage that the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

     The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract.

     The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices that are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

     There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

GNMA SECURITIES - Securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. government corporation, guarantee the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. The scheduled monthly interest and principal payments relating to mortgages in the pool are "passed through" to investors. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by an U.S. government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

ILLIQUID SECURITIES are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a mutual fund's books.

INVESTMENT COMPANY SHARES - Shares of other mutual funds that may be purchased by the Fund to the extent consistent with applicable law. Under these rules and regulations of the 1940 Act, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, (i) the Fund would own more than 3% of the total voting stock of the company, (ii) securities issued by any one investment company represented more than 5% of the Fund's assets, or (iii) securities (other than treasury stock) issued by all investment companies would represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders of the Fund would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

MORTGAGE-BACKED SECURITIES - Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-through certificates, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment) and mortgage-backed bonds (general obligations of issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family properties).

     Many CMOs are issued with a number of classes or series that have different maturities and are retired in sequence. Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, CMOs in longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and while some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, CMOs themselves are not generally guaranteed by the U.S. government or any other entity.

     REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

MUNICIPAL SECURITIES - Municipal notes include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.

     General obligation bonds and revenue bonds are debt instruments issued by states and local governments to raise funds for public works. General obligation bonds are backed by the full faith and credit of the issuing municipality, which means that the municipality commits its full resources to paying bondholders, including general taxation and the ability to raise more funds through credit. The ability to back up bond payments with tax funds is what distinguishes general obligation bonds from revenue bonds, which are repaid solely using the revenue generated by the specific project the bonds are issued to fund.

     Private activity bonds are issued by or on behalf of states or political subdivisions thereof to finance privately owned or operated facilities for business and manufacturing, housing, sports and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

     Investments in floating rate instruments will normally involve industrial development or revenue bonds, which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

     The Adviser has the authority to purchase securities at a price that would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Fund will limit its put transactions to those with institutions that the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to determine initially and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

     Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, such Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

REPURCHASE AGREEMENTS are agreements by which a person (e.g., the Fund) obtains a security and simultaneously commits to return the security to the seller (a financial institution deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity date of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

     Repurchase agreements are considered to be loans by the participating Fund for purposes of its investment limitations. Repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. Under all repurchase agreements entered into by the Fund, the Fund takes actual or constructive possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delays and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESTRICTED SECURITIES are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Permitted investments for the Fund include restricted securities, and the Fund may invest up to 15% (10% for money market funds) of its net assets in illiquid securities, subject to the Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING - The Fund may lend securities pursuant to agreements requiring that the loans be continuously secured by cash or liquid securities as collateral equal to 100% of the market value of the securities lent at all times. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of its total assets taken at fair market value. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, the Fund will normally pay lending fees to broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

STANDBY COMMITMENTS AND PUTS permit the holder to sell securities subject to the standby commitment or put at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.

STRIPPED MORTGAGE-BACKED SECURITIES ("SMBs") are usually structured with two classes that receive specified proportions of monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.

SUPRANATIONAL AGENCY OBLIGATIONS are debt obligations established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. government. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury and others are supported only by the credit of the agency or instrumentality.

U.S. TREASURY OBLIGATIONS consist of bills, notes and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS). Receipts are similar to STRIPS, but are issued by banks or broker-dealers and created by depositing U.S. Treasury obligations into a special account at a custodian bank. The Fund's custodian holds the income from the receipts for the benefit of the receipt owners.

VARIABLE AMOUNT MASTER DEMAND NOTES are debt obligations that may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

VARIABLE AND FLOATING RATE INSTRUMENTS involve certain debt obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices.

WHEN-ISSUED SECURITIES involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

     Segregated accounts will be established with the Fund's custodian and the Fund will maintain liquid assets in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

ZERO COUPON OBLIGATIONS are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accredited. Such obligations will not result in the payment of interest until maturity and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

     The Fund's investment goal and the following investment limitations are fundamental policies of the Fund and cannot be changed with respect to the Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

The Fund may not:

1. Invest more than 25% of its assets in any one industry, except that the Fund may do so with respect to U.S. government obligations and U.S. bank obligations.

2.   Invest more than 5% of its assets in the securities of any one issuer.

3. Acquire more than 10% of the voting securities of any one issuer, provided that this limitation shall apply only to 75% of the Fund's net assets.

4.   Invest in companies for the purpose of exercising control.

5. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. To the extent that such borrowing exceeds 5% of the value of the borrowing Fund's assets, asset coverage of at least 300% is required. No Fund will purchase securities while its borrowings exceed 5% of its total assets.

6. Make loans, except that (a) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) the Fund may enter into repurchase agreements; and (c) the Fund may engage in securities lending.

7. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by (5) above in aggregate amounts not to exceed 33% of total assets taken at current value at the time of the incurrence of such loan.

8. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts.

9. Make short sales of securities or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

11. Purchase securities of other investment companies, except as permitted by the 1940 Act and the rules and regulations thereunder.

12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

13. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

In addition, the Fund shall:

14. Invest at least 80% of its net assets, under normal circumstances, in money market instruments the interest from which is exempt from regular federal income taxes.

NON-FUNDAMENTAL POLICIES

     The following investment limitation is non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval:

     The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 10% of the Fund's net assets.

     The foregoing percentages will apply at the time the Fund purchases the security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

                                   THE ADVISER

     GENERAL. Bishop Street Capital Management is an indirect subsidiary of BancWest Corporation and a direct subsidiary of First Hawaiian Bank. BancWest Corporation and First Hawaiian Bank are subsidiaries of BNP Paribas. The BNP Paribas Group was established in 1848 and is active in over 85 countries. BNP Paribas has three core lines of business that operate independently within the organization: investment banking, asset management and specialized financial services. The Adviser makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by the Trustees of the Trust. The principal business address of the Adviser is 999 Bishop Street, Honolulu, Hawaii 96813. As of June 30, 2007, total assets under management were approximately $2.43 billion.

     ADVISORY AGREEMENT WITH THE TRUST. The Trust and First Hawaiian Bank entered into an advisory agreement (the "Advisory Agreement") dated March 31, 1999. BancWest Corporation, the entity formed by the merger of First Hawaiian, Inc., the parent of First Hawaiian Bank, and BancWest Corporation, created an investment advisory subsidiary entitled Bishop Street Capital Management. On November 9, 1999, the Board of Trustees of the Trust approved Bishop Street Capital Management as the new adviser to the Trust. This change became effective on February 22, 2000. The Advisory Agreement between First Hawaiian Bank and the Trust, and the obligations contained in that Agreement were assumed by Bishop Street Capital Management. At the time of this change, Bishop Street Capital Management employed the same investment personnel that managed the Trust under First Hawaiian Bank, and the management and control of the Adviser, as well as the services provided, remained the same. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

     The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of the Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent that would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

     The continuance of the Advisory Agreement with respect to the Fund, after the first two years, must be specifically approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the vote of the Trustees or a majority of outstanding shares of the Fund, as defined in the 1940 Act. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

     ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly at an annual rate of 0.30% of the daily average net assets of the Fund. Advisory fees are calculated and charged to each class of shares (if more than one class is offered) based on net assets.

                                THE ADMINISTRATOR

     GENERAL. SEI Investments Global Funds Services (formerly named SEI Investments Mutual Funds Services) (the "Administrator"), a Delaware business trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator and the Trust's principal underwriter, SEI Investments Distribution Co., are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

     ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement dated January 27, 1995 (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. The Administrator also acts as shareholder servicing agent for the Fund.

     The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

     ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator is entitled to a fee, calculated daily and paid monthly, at an annual rate of 0.20% of average daily net assets of the Fund.

                                 THE DISTRIBUTOR

     The Trust and SEI Investments Distribution Co. (the "Distributor"), One Freedom Valley Drive, Oaks, Pennsylvania 19456, are parties to a distribution agreement dated January 27, 1995 (the "Distribution Agreement") whereby the Distributor acts as a principal underwriter for the continuous offering of the Fund's shares on a "best efforts" basis. The Distributor and the Administrator are both wholly-owned subsidiaries of SEI Investments.

     The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

     The Fund has adopted a shareholder servicing plan (the "Service Plan") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to the Fund will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as profit any difference between the fee it receives and amount it pays to third parties.

     Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

                               THE TRANSFER AGENT

     DST Systems, Inc. (the "Transfer Agent"), 330 W. 9th Street, Kansas City, Missouri 64105, serves as the Fund's transfer agent and dividend-paying agent.

                                  THE CUSTODIAN

     Union Bank of California, N.A. (the "Custodian"), 350 California Street, San Francisco, California 94104, serves as the Fund's custodian, and is responsible for maintaining the custody of each Fund's assets.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, 2001 Market Street, Philadelphia, PA, 19103 serves as the Fund's independent registered public accounting firm, and is responsible for auditing the Fund's financial statements.

                                  LEGAL COUNSEL

     Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103 serves as legal counsel to the Trust.

                                 CODES OF ETHICS

     The Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the sub-advisers, and the Distributor each has adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. A copy of the Code of Ethics of the Trust, Adviser, sub-advisers, and Distributor is on file with the SEC and is available to the public.

                       TRUSTEES AND OFFICERS OF THE TRUST

     BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Trust and its series. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

     MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                              IN FUND
                                                                                              COMPLEX
      NAME AND         POSITION(S) HELD    TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)    OVERSEEN        OTHER DIRECTORSHIPS
    DATE OF BIRTH       WITH THE TRUST    LENGTH OF TIME SERVED     DURING PAST 5 YEARS     BY TRUSTEE         HELD BY TRUSTEE
--------------------  -----------------  ----------------------  -------------------------  ----------  ----------------------------
INTERESTED TRUSTEES*
Robert A. Nesher      Chairman of the    No set term; served     SEI employee 1974 to            7      Trustee of The Advisors'
8/17/46               Board of Trustees  as Chairman since 1998  present; currently                     Inner Circle Fund, The
                                                                 performs various services              Advisors' Inner Circle Fund
                                                                 on behalf of SEI                       II, SEI Global Master Fund,
                                                                 Investments for which Mr.              plc, SEI Global Assets Fund,
                                                                 Nesher is compensated.                 plc, SEI Global Investments
                                                                 Executive Vice President               Fund, plc, SEI Investments
                                                                 of SEI Investments, 1986               Global, Limited, SEI
                                                                 to 1994. Director and                  Opportunity Master Fund,
                                                                 Executive Vice President               L.P., SEI Opportunity Fund,
                                                                 of the Administrator and               L.P., SEI Asset Allocation
                                                                 the Distributor, 1981 to               Trust, SEI Index Fund, SEI
                                                                 1994.                                  Daily Income Trust, SEI
                                                                                                        Institutional International
                                                                                                        Trust, SEI Institutional
                                                                                                        Investments Trust, SEI
                                                                                                        Institutional Managed Trust,
                                                                                                        SEI Liquid Asset Trust and
                                                                                                        SEI Tax Exempt Trust.

William M. Doran      Trustee            No set term;            Self-Employed Consultant        7      Trustee of The Advisors'
5/26/40                                  served since April      since 2003. Partner,                   Inner Circle Fund, The
                                         2006                    Morgan, Lewis & Bockius                Advisors' Inner Circle Fund
                                                                 LLP (law firm) from 1976               II, SEI Asset Allocation
                                                                 to 2003, counsel to the                Trust, SEI Daily Income
                                                                 Trust, SEI Investments,                Trust, SEI Index Fund, SEI
                                                                 the Administrator and the              Institutional International
                                                                 Distributor. Director of               Trust, SEI Institutional
                                                                 the Distributor since                  Investments Trust, SEI
                                                                 2003. Director of SEI                  Institutional Managed Trust,
                                                                 Investments since 1974;                SEI Liquid Asset Trust and
                                                                 Secretary of SEI                       SEI Tax Exempt Trust., SEI
                                                                 Investments since 1978.                Investments Global Fund
                                                                                                        Services Limited, SEI
                                                                                                        Investments Global, Limited,
                                                                                                        SEI Investments (Europe),
                                                                                                        Limited, SEI Investments
                                                                                                        (Asia) Limited, and SEI
                                                                                                        Asset Korea Co., Ltd.

INDEPENDENT TRUSTEES*
Charles E. Carlbom    Trustee            No set term;            Self-Employed Business          7      Trustee of The Advisors'
8/20/34                                  served since April      Consultant, Business                   Inner Circle Fund and The
                                         2006;                   Projects Inc. since 1997.              Advisors' Inner Circle Fund
                                         previously served as    Director, Crown Pacific                II; Board Member, Oregon
                                         Trustee from 1999       Inc., CEO and President,               Transfer Co., and O.T.
                                         through January 2004    United Grocers Inc. from               Logistics, Inc.
                                                                 1997 to 2000.

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                              IN FUND
                                                                                              COMPLEX
      NAME AND         POSITION(S) HELD    TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)    OVERSEEN        OTHER DIRECTORSHIPS
    DATE OF BIRTH       WITH THE TRUST    LENGTH OF TIME SERVED     DURING PAST 5 YEARS     BY TRUSTEE         HELD BY TRUSTEE
--------------------  -----------------  ----------------------  -------------------------  ----------  ----------------------------
Mitchell A. Johnson   Trustee            No set term;            Retired.                        7      Trustee of The Advisors'
3/01/42                                  served since April                                             Inner Circle Fund and The
                                         2006                                                           Advisors' Inner Circle Fund
                                                                                                        II; Director, Federal
                                                                                                        Agricultural Mortgage
                                                                                                        Corporation; Trustee of
                                                                                                        Diversified Investors
                                                                                                        Portfolio, The Diversified
                                                                                                        Investors Fund Group, The
                                                                                                        Diversified Investors Fund
                                                                                                        Group II, and the
                                                                                                        Diversified Investors
                                                                                                        Strategies Variable Funds.

Betty L. Krikorian    Trustee            No set term;            Self-Employed Legal and         7      Trustee of The Advisors'
1/23/43                                  served since April      Financial Services                     Inner Circle Fund and The
                                         2006                    Consultant since 2003.                 Advisors' Inner Circle Fund
                                                                 State Street Bank                      II.
                                                                 In-house counsel, 1995 to
                                                                 2003.

James M. Storey       Trustee            No set term;            Attorney, Solo                  7      Trustee of The Advisors'
4/12/31                                  served since April      Practitioner since 1994.               Inner Circle Fund, The
                                         2006                    Partner, Dechert Price &               Advisors' Inner Circle Fund
                                                                 Rhoads (law firm),                     II, Massachusetts Health and
                                                                 September 1987 to                      Education Tax-Exempt Trust,
                                                                 December 1993.                         SEI Asset Allocation Trust,
                                                                                                        SEI Daily Income Trust, SEI
                                                                                                        Index Fund, SEI
                                                                                                        Institutional International
                                                                                                        Trust, SEI Institutional
                                                                                                        Investments Trust, SEI
                                                                                                        Institutional Managed Trust,
                                                                                                        SEI Liquid Asset Trust and
                                                                                                        SEI Tax Exempt Trust, and
                                                                                                        U.S. Charitable Gift Trust.

George J. Sullivan    Trustee            No set term;            Chief Executive Officer,        7      Trustee of The Advisors'
11/13/42                                 served since April      Newfound Consultants Inc.              Inner Circle Fund, The
                                         2006                    since April 1997. General              Advisors' Inner Circle Fund
                                                                 Partner, Teton Partners,               II, SEI Asset Allocation
                                                                 L.P., June 1991 to                     Trust, SEI Opportunity Fund,
                                                                 December 1996.                         SEI Daily Income Trust, SEI
                                                                                                        Index Fund, SEI
                                                                                                        Institutional International
                                                                                                        Trust, SEI Institutional
                                                                                                        Investments Trust, SEI
                                                                                                        Institutional Managed Trust,
                                                                                                        SEI Liquid Asset Trust, SEI
                                                                                                        Opportunity Master Fund, SEI
                                                                                                        Tax Exempt Trust, and State
                                                                                                        Street Navigator Securities
                                                                                                        Lending Trust.

* Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees." Messrs. Doran and Nesher are deemed Interested Trustees by virtue of their affiliation with the Trust's Distributor.

     BOARD STANDING COMMITTEES. The Board has established the following standing committees:

     AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Ms. Krikorian and Messrs. Carlbom, Johnson, Storey, Sullivan currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met three times during the Trust's most recently completed fiscal year.

     FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, Interested Trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and did not meet during the Trust's most recently completed fiscal year.

     NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will consider nominees recommended by shareholders if such recommendations are submitted in writing and addressed to the Nominating Committee at the Trust's offices. Ms. Krikorian and Messrs. Carlbom, Johnson, Storey and Sullivan currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet during the Trust's most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of the Fund's shares as of December 31, 2006. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Fund.

                                                         AGGREGATE DOLLAR RANGE OF EQUITY
                                                              SECURITIES IN ALL FUNDS
                                 DOLLAR RANGE OF           OVERSEEN BY TRUSTEE IN FAMILY
   NAME OF TRUSTEE      EQUITY SECURITIES IN THE TRUST        OF INVESTMENT COMPANIES
---------------------   ------------------------------   --------------------------------
INTERESTED TRUSTEES:
William M. Doran                     None                               None
Robert A. Nesher                     None                               None
INDEPENDENT TRUSTEES:
Eugene B. Peters*                    None                               None
James M. Storey                      None                               None
George J. Sullivan                   None                               None
Betty L. Krikorian                   None                               None
Charles E. Carlbom             $10,000 - $50,000                 $10,000 - $50,000
Mitchell A. Johnson                  None                               None

*    Served as Trustee until August 26, 2007.

     BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year:

                                                       PENSION OR RETIREMENT                               TOTAL COMPENSATION FROM
                                                        BENEFITS ACCRUED AS        ESTIMATED ANNUAL          REGISTRANT AND FUND
NAME OF PERSON AND POSITION   AGGREGATE COMPENSATION   PART OF FUND EXPENSES   BENEFITS UPON RETIREMENT   COMPLEX PAID TO TRUSTEES
---------------------------   ----------------------   ---------------------   ------------------------   ------------------------
William M. Doran *                    $    0                     $0                       $0                       $    0
Robert A. Nesher *                    $    0                     $0                       $0                       $    0
Eugene B. Peters **                   $5,900                     $0                       $0                       $5,900
James M. Storey                       $5,900                     $0                       $0                       $5,900
George J. Sullivan                    $5,900                     $0                       $0                       $5,900
Betty L. Krikorian                    $5,900                     $0                       $0                       $5,900
Charles E. Carlbom                    $5,900                     $0                       $0                       $5,900
Mitchell A. Johnson                   $5,900                     $0                       $0                       $5,900

* Messrs. Doran and Nesher are Trustees who may be deemed to be "interested" persons of the Trust as the term is defined in the 1940 Act.

**   Served as Trustee until August 26, 2007.

     TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length and term of office and the principal occupations for the last five years of each person currently serving as an executive officer of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers receive compensation from the Trust for their services.

                                                            TERM OF OFFICE AND                 PRINCIPAL OCCUPATION(S)
NAME AND DATE OF BIRTH    POSITION HELD WITH THE TRUST    LENGTH OF TIME SERVED                  DURING PAST 5 YEARS
----------------------   ------------------------------   ---------------------   --------------------------------------------------
James F. Volk                       President             No set term; served     Chief Accounting Officer and Chief Compliance
(08/28/62)                                                since 2003              Officer at SEI Investment Manager Services since
                                                                                  2004. Senior Operations Officer at SEI
                                                                                  Investments, Fund Accounting and Administration
                                                                                  from 1996 to 2004.

Michael Lawson           Controller and Chief Financial   No set term; served     Director, Fund Accounting since July 2005,
(10/8/60)                            Officer              since 2005              Manager, Fund Accounting, SEI Investments AVP,
                                                                                  from April 1995 through July 2005, excluding
                                                                                  February 1998 through October 1998, Assistant
                                                                                  Product Manager, Pilgrim Baxter & Associates
                                                                                  February 1998 through October 1998.

Russell Emery               Chief Compliance Officer      No set term; served     Director of Investment Product Management and
(12/18/62)                                                since 2006              Development, SEI Investments, since February 2003;
                                                                                  Senior Investment Analyst - Equity Team, SEI
                                                                                  Investments, from March 2000 to February 2003.

Timothy D. Barto          Vice President and Assistant    No set term; served     General Counsel and Secretary of SIMC and the
(03/28/68)                          Secretary             since 1999              Administrator since 2004. Vice President of SIMC
                                                                                  and the Administrator since 1999. Vice President
                                                                                  and Assistant Secretary of SEI Investments since
                                                                                  2001. Assistant Secretary of SIMC, the
                                                                                  Administrator and the Distributor and Vice
                                                                                  President of the Distributor from 1999 to 2003.

James Ndiaye                     Vice President           No set term; served     Vice President and Assistant Secretary of SIMC
(09/11/68)                        and Secretary           since 2004              since 2005. Vice President at Deutsche Asset
                                                                                  Management from 2003 to 2004. Associate at Morgan,
                                                                                  Lewis & Bockius LLP from 2000 to 2003. Assistant
                                                                                  Vice President at ING Variable Annuities Group
                                                                                  from 1999 to 2000.

Sofia A. Rosala                  Vice President           No set term; served     Vice President and Assistant Secretary of SIMC and
(02/01/74)                   and Assistant Secretary      since 2006              the Administrator since 2005. Compliance Officer
                                                                                  at SEI Investments from 2001 to 2004. Account and
                                                                                  Product Consultant at SEI Private Trust Company
                                                                                  from 1998 to 2001.

Nicole Welch                       AML Officer            No set term; served     Compliance Analyst, TD Waterhouse, 2004. Senior
(09/13/77)                                                since 2005              Compliance Analyst, UBS Financial Services,
                                                                                  2002-2004. Knowledge Management Analyst,
                                                                                  PricewaterhouseCoopers Consulting, 2000-2002.

                                    REPORTING

     The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other shareholder reports to shareholders of record.

                         PURCHASING AND REDEEMING SHARES

     Purchases and redemptions may be made through the transfer agent on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas. Purchases and redemptions will be made in full and fractional shares, calculated to three decimal places.

     It is currently the Trust's policy to pay for redemptions in cash. The Trust retains the right, however, to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust of up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period.

     The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.

                    PRICING/DETERMINATION OF NET ASSET VALUE

     GENERAL POLICY. Fund shares are offered to the public at net asset value per share (plus any applicable sales charges). Net asset value per share is calculated by dividing the value of the Fund's net assets by the number of outstanding shares. The Fund's valuation policies are based on Section 2(a)(41) of and Rule 2a-4 under the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board of Trustees.

     EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on Nasdaq, the Nasdaq Official Closing Price will be used. If such prices are not available, the security will be valued at fair value as determined in good faith by the Board of Trustees.

     MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees. The money market funds' valuation methodologies are based on Rule 2a-7 under the 1940 Act.

     USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Fund are provided daily by third-party independent pricing agents. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

     WAIVER OF SALES CHARGES. The front-end sales charges will be waived on Class A Shares purchased by: (a) present and retired Trustees of the Funds and officers, directors and employees (and members of their immediate family) of BancWest Corporation and its banking and non-banking subsidiaries; (b) persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with BancWest Corporation and its banking and non-banking subsidiaries; and (c) persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with BancWest Corporation and its banking and non-banking subsidiaries acted in a fiduciary, administrative, custodial or investment advisory capacity is closed.

     These waivers have been instituted in recognition of the significant amounts that the above categories of persons and entities invest in the Fund, and are designed to promote and further support these distribution channels.

                                      TAXES

     The following is only a summary of certain federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

     The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

     QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. The Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

     In order to be taxable as a RIC, the Fund must distribute at least 90% of its net investment taxable income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, securities of two or more issuers (other than securities of other RICs) if the Fund owns at least 20% of the voting power of each issuer and that are engaged in the same, similar or related trades or business, or securities of one or more qualified publicly traded partnerships.

     Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

     If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the 70% dividend-received deduction for corporate shareholders and for the lower capital gains rates on qualified dividend income for individual shareholders to the extent they would qualify if the Fund was a regular corporation. The Board reserves the right not to maintain qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

     FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS. The Fund may derive capital gains and losses in connection with sales of other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions of dividends will be taxed as ordinary income except that distributions of qualified dividend income will be taxed at the lower capital gains rates available for individual shareholders.

     The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

     If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

     The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

     In certain cases, the Fund will be required to withhold, at the applicable withholding rates, and remit to the United States Treasury, an amount from any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to that Fund that such shareholder is not subject to backup withholding, or (4) has failed to certify that he or she is a U.S. person (including a resident alien).

     In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividend-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

     Certain distributions from the Fund may qualify as qualified dividend income. Qualified dividend income distributed to any individual is taxable at the lower, long-term capital gains rates. A distribution from the Fund generally qualifies as qualified dividend income to the extent it was distributed from dividends received by the Fund from taxable domestic corporations and certain qualified foreign corporations, subject to limitations, including holding period limitations, imposed on the Fund and its shareholders. Absent further legislation, the long-term capital gains rates on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010.

     REDEMPTIONS AND EXCHANGES. Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

     FEDERAL EXCISE TAX. If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year on which the Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% federal excise tax on the undistributed amounts. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

     Non-U.S. investors in the Fund may be subject to special U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in the Fund.

     STATE TAXES. The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund. Many states grant tax-free status to dividends paid by mutual funds to fund shareholders from interest the fund earned on direct obligations of the U.S. government, subject in some states to certain requirements. Investments in Government National Mortgage Association and Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

     TAX EXEMPT STATUS. The Fund intends to qualify to pay "exempt interest dividends" to its shareholders by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50% of the value of its total assets consist of obligations the interest on which is exempt from federal income tax. As long as this and certain other requirements are met, dividends derived from the Fund's net tax-exempt interest income will be "exempt interest dividends" that may be excluded from shareholders' gross income for federal income tax purposes. Exempt interest dividends may, however, have collateral income tax consequences, including alternative minimum tax consequences, as discussed below.

     Exempt-interest dividends may be subject to the alternative minimum tax imposed by Section 55 of the Code (the "Alternative Minimum Tax"). The Alternative Minimum Tax is imposed at a rate of up to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be affected by the receipt of exempt-interest dividends in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax. The Fund intends, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

     The percentage of income that constitutes exempt-interest dividends will be determined for each year for the Fund and will be applied uniformly to all dividends declared with respect to the Fund during that year. This percentage may differ from the actual percentage for any particular day.

     The deduction for interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will be limited for federal income tax purposes to the extent that any portion of such Fund's distributions consists of exempt-interest dividends. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

     Any loss on the sale or exchange of shares of the Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the selling shareholder with respect to such shares.

     Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of the Fund. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses, in trade or business, a part of such a facility.

     Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt interest dividends.

     Issuers of bonds purchased by the Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

     The Fund may not be a suitable investment for tax-exempt shareholders and plans because such shareholders and plans would not gain any additional tax benefit from the receipt of exempt-interest dividends.

     The state and local tax consequences of an investment in the Fund may differ from the federal consequences described above and shareholders are urged to consult their tax advisers with respect to such consequence.

                           FUND PORTFOLIO TRANSACTIONS

     BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

     In addition, an adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the advisers and the Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the advisers believe that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

     BROKERAGE SELECTION. The Trust relies on the advisers to select brokers for Fund portfolio transactions. The advisers do not expect to use one particular broker or dealer for Fund portfolio transactions. The advisers select brokers based on the broker's ability to provide "best execution." The advisers consider a number of factors when selecting brokers, such as the broker's reputation and level of experience, the broker's ability to handle block trades and difficult transactions, commission rate, timeliness and accuracy of execution and settlement, the broker's familiarity with the market, the broker's reliability and integrity, the broker's fairness in resolving any disputes with respect to a trade, the time and size of the order and execution, available liquidity and current market conditions. In addition, when one or more brokers are believed capable of providing the best combination of price and execution, the Fund's Adviser may select a broker based upon brokerage or research services provided to the adviser. An adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the brokerage or research services provided.

     Section 28(e) of the 1934 Act permits an adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, an adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

     To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information that assists in the valuation and pricing of investments. Examples of research-oriented services for which an adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. An adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by an adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to an adviser are not reduced as a result of the receipt of research services.

     In some cases an adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser faces a potential conflict of interest, but the adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

     From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

     BROKERAGE WITH AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser, or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

     "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares.

                              DESCRIPTION OF SHARES

     The Declaration of Trust authorizes the issuance of an unlimited number of series and shares. Each share of the Fund represents an equal proportionate interest in that Fund with each other share of the Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Agreement and Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of series. All consideration received by the Trust for shares of any additional series or separate class and all assets in which such consideration is invested would belong to that series or separate class and would be subject to the liabilities related thereto. Share certificates will not be issued.

                      INFORMATION ABOUT PORTFOLIO HOLDINGS

     The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. This policy and the accompanying procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders and to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the President, Chief Compliance Officer, and portfolio managers to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Chief Compliance Officer reports quarterly to the Board regarding the implementation of such policies and procedures.

     Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). The Fund discloses a complete schedule of investments in each semi-annual report and annual report to shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-annual and annual reports are distributed to shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

     These reports are also available on the Trust's website at www.bishopstreetfunds.com. The Trust's website also provides information about the Trust's complete portfolio holdings, including some or all of the following: security description, ticker, security identification number, price per share, par value, and interest rate updated as of the end of the most recent calendar/fiscal quarter (i.e., each March 31, June 30, September 30, and December 31). This information on the website is provided ten (10) calendar days after the end of each month, subject to a 31-day lag. The information on the Trust's website is publicly available to all categories of persons.

     In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as Standard and Poor's and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Fund's portfolio along with related performance attribution statistics. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information. The Fund's policies and procedures provide that the Chief Compliance Officer may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.

     No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information.

     In addition, the Fund's service providers, such as the Custodian, Administrator and Transfer Agent, may receive portfolio holdings information in connection with their services to the Fund.

                                     VOTING

     Each share held entitles the shareholder of record to one vote. The shareholders of the Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

     Where the Trust's prospectuses or SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

                              SHAREHOLDER LIABILITY

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

                        LIMITATION OF TRUSTEES' LIABILITY

     The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their Offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

                                  PROXY VOTING

     The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy voting policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Fund's proxy voting record.

     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on Form N-PX (i) without charge, upon request, by calling 1-800-262-9565; and (ii) on the SEC's website at http://www.sec.gov.

                                  APPENDIX - A
                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

-         Leading market positions in well-established industries.

-         High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch, which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

- Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

- Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB--rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch IBCA

Bonds rated AAA by Fitch IBCA are judged by Fitch IBCA to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch IBCA are judged by Fitch IBCA to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                                  APPENDIX - B
                             POLICIES AND PROCEDURES
                                  PROXY VOTING

                        BISHOP STREET CAPITAL MANAGEMENT

POLICY

Bishop Street Capital Management, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

For those clients who have retained proxy voting responsibility, BSCM has no authority and will not vote any proxies for those client portfolios.

BACKGROUND

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

RESPONSIBILITY

Chief Compliance Officer has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

PROCEDURE

BSCM has adopted various procedures and reviews to implement the firm's policy and to monitor and insure the firm's policy is observed, implemented properly and amended or updated as appropriate, which include the following:

A. Account setup

At the opening of each account, the persons responsible for account setup will provide the client with appropriate paperwork to instruct the client's custodian to forward proxies to BSCM. At the same time, proxy voting authority, any client proxy policies or guidelines regarding proxy voting will be recorded.

B. BSCM investment management agreements

BSCM investment management agreements specify who has proxy voting responsibility. The BSCM investment management agreement for institutional clients provides that BSCM has proxy voting authority. BSCM investment management agreements for individual clients provides the option for either BSCM or the client to have proxy voting responsibility. The designation of the person, i.e., BSCM, the client or other entity, who has responsibility for proxy voting is recorded in the account set up process.

C. Proxy monitoring, reporting and records

All proxies will be automatically forwarded to Institutional Shareholder Services ("ISS") whose responsibilities will include:

- Review of proxies received against securities held and attempt to obtain any missing proxy materials/ballots prior to the voting deadline.

- Voting the proxies according to the research service provider's recommendation.

-    Transmitting the voted proxies to the issuer.

-    Recording how each proxy was voted for each client.

-    Maintaining appropriate proxy voting records by issuer and for clients

-    Prepare and provide proxy voting reports to clients upon client request.

D. Research and Proxy Voting

BSCM has retained the services of Institutional Shareholder Services ("ISS"), a nationally recognized and independent proxy service, to provide research and automated voting for all proxy issues based on its research.

BSCM will ordinarily follow ISS recommendations for routine proxies of publicly traded companies domiciled outside of Hawaii without requiring review of the Proxy Committee. The Proxy Committee has the authority to vote contrary to ISS recommendations involving companies domiciled in Hawaii if, in a particular case, it determines in its discretion that the ISS recommendation(s) is(are) not in the best interests of the client in increasing long-term shareholder value. Also, the Proxy Committee will perform an annual review to confirm that the voting guidelines and value system used by ISS to formulate proxy voting recommendations remain consistent with the best interests of the firm's clients in increasing long-term shareholder value.

The Proxy Committee of BSCM will delegate the review and vote of proxies for all Hawaii-domiciled companies, whose shares may be held in accounts we manage, to the Proxy Committee of its parent company, First Hawaiian Bank Wealth Management Group ("WMG") under a contract between WMG and BSCM. Under this contract, the proxy voting is automated operationally through the Wealth Management Service Center ("WMSC"). Operations of both BSCM and WMG are integrated in the WMSC. Therefore, automation of proxy voting is consolidated and unified operationally through WMSC, which performs back office and trade settlement support for BSCM. Accordingly, the proxy voting set-up fields for all BSCM clients in Trust3000, the principal recordkeeping system of both BSCM and WMG, will be coded as "BANK VOTES". In this way, all proxy voting files for all BSCM and WMG accounts will be transmitted to ADP together (they can not be segregated) and voted by ISS according to the ISS voting guidelines and value system.

The policies for BSCM and WMG are identical. (The WMG Proxy Voting policy is on BancNet.) Due to the in depth knowledge of the Hawaii-domiciled companies, the Proxy Committee of WMG is in a better position than ISS to review and vote these particular proxies. The Proxy Committee of BSCM will review the documentation supporting the review and vote of these proxies by the Proxy Committee of WMG. In making those voting decisions, the WMG Proxy Committee may use ISS recommendations as a resource, but is not required to follow such recommendations or give them any particular weight. The WMG Proxy Committee's voting decisions shall be based on its evaluation of the best interests of increasing long-term shareholder value of account owners and/or beneficiaries, and not upon any relationships or interests that WMG, or its affiliates including BSCM, may have with or in the Hawaii-domiciled company.

Annually, the BSCM Proxy Committee will conduct a review of the WMG Proxy Committee's actions, including the WMG Proxy Committee annual review of the ISS voting guidelines and value system, by reviewing WMG Proxy Committee minutes and/or memoranda and corresponding voting instructions and decisions to ensure that the actions taken are in the best interests of its clients in increasing long-term shareholder value. The BSCM Proxy Committee's review will be documented by the Chief Compliance Officer in the BSCM Compliance Checklist kept in the Adviser Compliance Monitor file for the quarter during which the review took place. If it is found that WMG Proxy Committee action(s) was(were) not in line with the best interests of increasing long-term shareholder value of BSCM clients, then the BSCM Proxy Committee will discontinue delegation of the review and voting actions to the WMG Proxy Committee, and the BSCM Proxy Committee will assume these functions itself.

Quarterly, the Chief Compliance Officer or designate will print the ISS voting record of proxies voted for all BSCM holdings. The voting record will be kept in the Adviser Compliance Monitor.

Quarterly, ISS will certify to the Chief Compliance Officer that all proxies have been reconciled to the account holdings and all holdings have been reconciled to proxies issued. In addition, ISS will certify that all proxies were voted in a timely fashion according to the ISS voting guidelines and value system.

For CORPORATE ACTIONS involving SECURITIES CLASS ACTIONS only, BSCM relies on its custodians to act on behalf of its clients. So for example, BSCM will rely on the

WMSC where First Hawaiian Bank is custodian to handle and keep records of all CLASS ACTION notices, claims, and proceeds according to the policies and procedures pertaining to SECURITIES CLASS ACTIONS on BancNet. The WMSC works through the SEI Corporate Action Team, which has retained the services of XCITEK to conduct searches of all such actions, and bring them to the attention of the WMSC Operations-Securities Processing Custody Supervisor. See WMG policies and procedures on BancNet.

For all other CORPORATE ACTIONS received by BSCM on behalf of its clients, they will be routed to the BSCM Office Administrator, who will refer the matter raised to the Director of Equity. The Director of Equity will decide how the particular CORPORATE ACTION should be addressed and transmit that decision back to the BSCM Office Administrator, who will take the appropriate action called for and file all documents and the decisions made in a CORPORATE ACTION file.

G. Proxy Committee

The Proxy Committee shall consist of the following members: the Chief Investment Officer, Director of Equities and the Chief Compliance Officer.

H. Disclosure

BSCM discloses a summary of our proxy voting policy and practices in Form ADV
Part II which is updated as appropriate.

I. Quarterly Review of Proxy Policy

The Chief Compliance Officer will review BSCM's Proxy Policy on a quarterly basis and amend, or supplement, as may be necessary, so as to remain current and appropriate for BSCM's proxy practices, acting in the clients' best interests and meeting applicable regulatory requirements. Evidence of the review shall be recorded in the BSCM Quarterly Compliance Checklist kept in the Adviser Compliance Monitor file.

J. Recordkeeping

The Chief Compliance Officer has overall responsibility for maintaining files and records regarding BSCM's proxy policies and practices in an appropriate manner and for the required period, i.e., two years on-site in BSCM's offices and an additional three years off-site in secure and accessible facilities. The firm's recordkeeping procedures include the following:

- BSCM maintains relevant records, in paper or electronic format, i.e., internally and externally, EDGAR and ISS, including proxy statements, related research materials, proxy ballots and votes, on an issuer and client basis.

- BSCM also maintains access an annual file of records of any written client requests for proxy voting information for their portfolio securities and provides information to clients as requested.

- BSCM also works with SEI Global Funds Services Inc. to maintain and file the Form N-PX for investment companies that it acts as investment adviser to and has assigned the voting responsibilities to its sub-advisers.

(BNP PARIBAS LOGO)
ASSET MANAGEMENT

                               PROXY VOTING POLICY

Exercise of voting rights is an integral part of our asset management process and a central means of holding directors accountable for the stewardship of companies in which BNP PAM has invested on behalf of its clients. BNP PAM is committed to ensure consistent exercise of voting rights across all mutual funds and institutional mandates where proxy voting has been delegated to us. BNP PAM operates at arms length from the rest of the BNP Paribas Group and exercises all votes independently.

Through implementation of our Voting Policy, we aim to foster best practice in corporate governance and ethical business conduct while supporting company decisions leading to long-term value creation for shareholders and economic development(1).

Corporate governance practices which BNP PAM supports include:

-    full disclosure of company affairs in reports and accounts,

-    competence and independence of board members and committees,

-    transparency of remuneration schemes, appointment and nomination processes,

-    professional conduct and independence of auditors,

- adequate justification of share issues and repurchases and major corporate actions

-    sustainability of dividend policies,

- changes to company statutes that have a positive impact on shareholder rights, and

- resolutions consistent with the "one share - one vote - one dividend" principle.

Our policy is supported by detailed guidelines that address key voting issues relating to: approval of report and accounts, appointments and remuneration of board members and auditors, financial operations and changes to company statutes. For each voting issue, the guidelines highlight resolutions that (i) reflect or tend toward best practice and that we will support, (ii) may raise concerns and on which we will abstain and (iii) go against shareholder interests and that we will oppose.

----------
(1)  Addition for SRI funds "environmental conservation and social cohesion".

While our policy and guidelines reflect international best practice in the field of corporate governance and are subject to annual review in light of experience gained(2), they cannot cover all potential voting issues. Therefore, in applying its voting guidelines, BNP PAM strives to act in the best interests of clients in the light of specific circumstances as they relate to the market and the company in order to protect and enhance the long-term value of their shareholdings.

This voting policy applies to all entities within BNP PAM and its affiliates. External investment managers to which BNP PAM delegates portfolio management are expected to develop their own voting policy in line with market practice and to periodically report on its implementation.

I -VOTING GUIDELINES PREAMBLE

These guidelines support BNP PAM Voting Policy. They address key voting issues grouped in four themes: Approval of Accounts, Financial Operations, Appointments and Remuneration, and other relevant issues (E.g., related party transactions). For each issue, the guidelines highlight best practices and issues that may trigger an "oppose" or "abstain" vote. Voting decisions are based on the following considerations,

- OPPOSE: The proposal is not acceptable and is not in shareholders' long-term interests

-    ABSTAIN: The proposal raises issues of concern for shareholders

- FOR: The proposal reflects or tends toward best practice and is in shareholders' long term interests

----------
(2) Benchmarks such as the UK Combined Code were used to define best practice. Minimum acceptable standards for the 2003 voting season are based on AFG recommendations and will be reviewed based on the Bouton report whose recommendations will apply from 2004.

II - REPORT AND ACCOUNTS

1. APPROVAL OF ACCOUNTS

                                                     KEY FACTORS THAT MAY TRIGGER AN "ABSTAIN" OR "OPPOSE" VOTE
                                                   --------------------------------------------------------------
   VOTING ISSUE             BEST PRACTICE                      ABSTAIN                         OPPOSE
-----------------  ------------------------------  ------------------------------  ------------------------------
Approval of        -    Information provided by    -    The audit committee        -    The auditors have
Report and              the Board presents a full       comprises less than a           qualified the accounts
Accounts                and fair view of company        third independent members
                        affairs and financial           AND an executive director  -    The board has not set up
                        situation.                      is member of the                an audit committee (to be
                                                        committee                       reviewed on a
                   -    The accounts have been                                          case-by-case basis for
                        recommended by an                                               smaller companies)
                        independent(3) audit
                        committee.

                   -    The company provides
                        adequate disclosures on
                        key financial and
                        extra-financial risks

Dividends/         -    The dividend is covered    -    Uncovered dividends (by earnings or cash flow), unless
Appropriation           and the pay-out ratio is        these are reasonably justified by the board
of earnings             reasonable

Auditors'          -    The auditors have been     -    The audit committee        -    The board has not set up
Appointment and         recommended by an               comprises less than a           an audit committee (to be
Remuneration            independent(1) audit            third independent members       reviewed on a
                        committee                       AND an executive director       case-by-case basis for
                                                        is member of the                smaller companies)
                   -    The audit committee has         committee
                        disclosed its policy for                                   -    There are serious
                        the provision of           -    There are potential             concerns regarding the
                        non-audit services by the       concerns regarding the          independence of the audit
                        auditors (e.g. excluded         independence of the             process (e.g. advisory
                        services and pre-approval       auditors (e.g.                  fees exceed audit fees -
                        works)                          appointment exceeds 6           where disclosed)
                                                        years)
                   -    There is full disclosure
                        of audit fees and          -    Advisory or audit fees
                        advisory fees.                  are not disclosed

----------
(3) The audit committee is composed of at least 50% independent members, does not comprise an executive director, and its members have financial competence

2. FINANCIAL OPERATIONS

                                                     KEY FACTORS THAT MAY TRIGGER AN "ABSTAIN" OR "OPPOSE" VOTE
                                                   --------------------------------------------------------------
   VOTING ISSUE             BEST PRACTICE                      ABSTAIN                         OPPOSE
-----------------  ------------------------------  ------------------------------  ------------------------------
Share issue        -    The authority respects     -    The authority exceeds      -    The authority exceeds
authority               the "one share - one vote       100% of issued share            100% of issued share
                        - one dividend" principle       capital (to be reviewed         capital AND exceeds 5
                                                        on a case by case basis)        years (to be reviewed on
                   -    The authority is suitably                                       a case by case basis)
                        justified and limited, in
                        amount and duration, and                                   -    The authority exceeds 20%
                        does not create                                                 and does not include
                        significant unbalances                                          pre-emption rights or
                        between categories of                                           priority rights
                        shareholders
                                                                                   -    The authority is likely
                   -    Multiple voting right                                           to be used as an
                        shares are used to reward                                       anti-takeover measure
                        long-term ownership
                        without giving certain
                        shareholders power
                        disproportionate to their
                        equity ownership (e.g.
                        minimum holding period
                        around 2 years)

Share repurchase   -    Share repurchase           -    Share repurchase           -    Share repurchase
authority               represents best use of          authority exceeds 10% of        authority is likely to be
                        company resources and is        issued capital and 2            used as an anti-takeover
                        limited in volume and           years                           measure
                        duration

Share issues       -    The authority to issue     -    Cumulative volume exceeds  -    Cumulative volume exceeds
reserved to             share does not create           10% of issued capital AND       10% of issued capital AND
employees               significant imbalances          discount over 10%               discount over 20%
                        between categories of
                        shareholders

3. APPOINTMENTS AND REMUNERATION OF DIRECTORS AND EXECUTIVES

                                                     KEY FACTORS THAT MAY TRIGGER AN "ABSTAIN" OR "OPPOSE" VOTE
                                                   --------------------------------------------------------------
   VOTING ISSUE             BEST PRACTICE                      ABSTAIN                         OPPOSE
-----------------  ------------------------------  ------------------------------  ------------------------------
Directors'         -    The Board of Directors     -    The candidate is not independent(5) and:
Appointment             (or Supervisory Board) is
                        independent from           -    the board comprises less than 50% independent directors
                        management and represents       (non-controlled companies)
                        the interests of majority
                        and minority shareholders  -    the board comprises less than 33% independent directors
                        (4).                            (controlled companies)

                   -    Candidates are proposed    NB. The proposed resolution is assessed in light of the
                        by an independent          existence and degree of independence of the nomination
                        nomination committee       committee.
                        composed of at least 33%
                        independent Directors

                   -    There is sufficient
                        biographical information
                        for shareholders to vote
                        on an informed basis

                   -    Shareholders can vote
                        separately on the
                        election of individual
                        directors

Director Fees      -    Linked to attendance and   -    Not linked to attendance   -    Not linked to attendance
                        in line with benchmarks                                         and deemed excessive
                        (based on country
                        practices)

----------
(4) Indicative proportion of independent Directors: 50% in non-controlled companies and 33% in controlled companies.

(5)  Factors that may compromise independence include :

-    To represent a shareholder holding more than 5% of stock or vote

- To be an employee or corporate officer of the corporation, or an employee or director of its parentor a company that it consolidates, and not having been in such a position for the previous five years

- To be a chief executive officer of another company (B) if one of the following requirements is complied :

     - The concerned company (A) is as legal entity directly or not directly director in the company B ;

     - An employee of the company A is a director of the company B (currently or less than 5 years) ;

     - An executive of the company A is a director of the company B (currently or less than 5 years) ;

-    To be a customer, supplier, investment banker or commercial banker

     -    That is mateiral for the corporation or its group

     - Or a significant part of whose business the corporation or its group accounts

-    To be a related by close family ties to a corporate officer

-    To have been an auditor of the corporation within the previous five years

-    To have been a director of the corporation for more than twelve years

- To hold more than five directorship positions in listed companies; or three directorship outside their group for corporate officers

                                                     KEY FACTORS THAT MAY TRIGGER AN "ABSTAIN" OR "OPPOSE" VOTE
                                                   --------------------------------------------------------------
   VOTING ISSUE             BEST PRACTICE                      ABSTAIN                         OPPOSE
-----------------  ------------------------------  ------------------------------  ------------------------------
Remuneration of    -    The remuneration scheme    -    The remuneration scheme is disproportionate with regards
Senior Executives       has been recommended by         to company performance (e.g. based on share value and/or
                        an independent(6)               intrinsic value) and relevant peer group
                        remuneration committee
                                                   NB.  The proposed resolution is assessed in light of the
                   -    The remuneration schemes   existence and degree of independence of the remuneration
                        in line with long term     committee.
                        company performance (e.g.
                        the remuneration
                        committee has considered
                        the impact of share
                        repurchases undertaken
                        during the previous year
                        on relevant performance
                        targets for incentive
                        schemes)

Stock Option       -    The stock option plan has  -    Stock option plans that meet ONE of the following
Plans                   been recommended by an          conditions:
                        independent remuneration
                        committee(3)                    -    Cumulative volume of proposed and outstanding stock
                                                             option plans exceeds 10% of issued capital
                   -    The stock option plan
                        meets the following             -    Existence of a discount for executives
                        conditions:
                                                        -    Sum of vesting and holding periods less than 3 years
                        -    No discount for
                             executives                 -    Possibility to re-test exercising conditions

                        -    Sum of vesting and    NB. The proposed resolution is assessed in light of the
                             holding periods is    existence and degree of independence of the remuneration
                             at least 3 years      committee.

                        -    Clear exercising
                             conditions

----------
(6) The remuneration committee is composed of at least 50% independent members and does not comprise an executive director

4. OTHER RELEVANT ISSUES

                                                     KEY FACTORS THAT MAY TRIGGER AN "ABSTAIN" OR "OPPOSE" VOTE
                                                   --------------------------------------------------------------
   VOTING ISSUE             BEST PRACTICE                      ABSTAIN                         OPPOSE
-----------------  ------------------------------  ------------------------------  ------------------------------
Changes to         -    Actions that respect the   -    Resolution that carry adverse impacts on shareholder
Company Statutes        "one share - one vote -         rights (7)
                        one dividend" principle

Related-party      -    There is full disclosure   -    Insufficient disclosure    -    Resolutions bundled
Transactions and        of information relevant         of relevant information         together that include a
other Resolutions       to the consideration of                                         substantive and
                        the proposed resolution                                         unacceptable proposal
                        and such information is
                        presented in a fair and                                    -    Blind resolutions ("Other
                        balanced way                                                    Items")

Shareholder        -    Appropriate for general    To be considered on a case-by-case basis in light of:
Resolutions             assembly
                                                   -    Justification by its proponents
                   -    Aligned with shareholders
                        long-term interest         -    Board support or justification of opposition

----------
(7) To be considered on a case-by-case basis in light of information provided by the company

                               BISHOP STREET FUNDS
                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 27

ITEM 23. EXHIBITS:

(a)(1) Agreement and Declaration of Trust of the Registrant dated May 25, 1994 is incorporated herein by reference to Exhibit B1 of Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0000912057-96-003560 on February 29, 1996.

(a)(2) Amended and Restated Agreement and Declaration of Trust of the Bishop Street Funds (the "Registrant") dated September 1, 1994 is incorporated herein by reference to Exhibit B1(a) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000912057-96-003560 on February 29, 1996.

(b)(1) By-Laws of the Registrant is incorporated herein by reference to Exhibit B2 of Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0000912057-96-003560 on February 29, 1996.

(b)(2) Amended By-Laws of the Registrant is incorporated herein by reference to Exhibit B2(a) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0001047469-98-007820 on February 26, 1998.

(c)      Not applicable.

(d)(1) Investment Advisory Agreement dated March 31, 1999 between the Registrant and First Hawaiian Bank, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), filed with SEC via EDGAR Accession No. 0001047469-99-017444 on April 30, 1999.

(d)(2) Assignment and Assumption Agreement dated February 22, 2000 between First Hawaiian Bank and Bishop Street Capital Management is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), filed with SEC via EDGAR Accession No. 0000893220-00-000577 on May 1, 2000.

(d)(3) Consent to Assignment and Assumption dated February 22, 2000 between the Registrant and First Hawaiian Bank is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), filed with SEC via EDGAR Accession No. 0000893220-00-000577 on May 1, 2000.

(d)(4) Schedule A as last amended August 7, 2007 to the Investment Advisory Agreement dated March 31, 1999 between the Registrant and Bishop Street Capital Management is filed herewith.

(d)(5) Investment Sub-Advisory Agreement dated July 1, 2002 between Bishop Street Capital Management and BNP Paribus Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), filed with SEC via EDGAR Accession No. 0000893220-02-001099 on August 29, 2002.

(d)(6) Investment Sub-Advisory Agreement dated December 15, 2006 between Bishop Street Capital Management and Fischer Francis Trees & Watts, Inc. is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514) filed with the SEC via EDGAR Accession No. 0000893220-07-001562 on April 30, 2007.

(d)(7) Investment Sub-Advisory Agreement dated April 28, 2006 between the Registrant, Bishop Street Capital Management, and Lotsoff Capital Management is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), filed with SEC via EDGAR Accession No. 0000893220-06-000980 on May 1, 2006.

(e)(1) Amended and Restated Distribution Agreement dated February 21, 2007 between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), filed with SEC via EDGAR Accession No. 0000893220-07-001562 on April 30, 2007.

(e)(2) Distribution Agreement dated January 27, 1995 between the Registrant and SEI Financial Services Company (now SEI Investments Distribution Co.) is incorporated herein by reference to Exhibit B6 of Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0000912057-96-003560 on February 29, 1996.

(f)      Not Applicable.

(g)(1) Mutual Fund Custodian Agreement dated August 4, 2000 between the Registrant and Union Bank of California, N.A. is incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), filed with SEC via EDGAR Accession No. 0000893220-04-000847 on April 29, 2004.

(g)(2) Letter Agreement dated July 1, 2002 between the Registrant and Union Bank of California, N.A., supplementing the Mutual Fund Custodian Agreement dated August 4, 2000, is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), filed with SEC via EDGAR Accession No. 0000893220-04-000847 on April 29, 2004.

(h)(1) Administration Agreement dated January 27, 1995 between the Registrant and SEI Financial Management Corporation (now SEI Investments Global Funds Services) is incorporated herein by reference to Exhibit B9(a) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0000912057-96-003560 on February 29, 1996.

(h)(2) Consent to Assignment and Assumption of the Administration Agreement dated June 1, 1996 between the Registrant and SEI Financial Management Corporation to SEI Fund Resources is incorporated herein by reference to Exhibit 9(c) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0000912057-97-014754 on April 30, 1997.

(h)(3) Amendment No. 1 dated May 10, 2001 to the Consent to Assignment and Assumption between the Registrant and SEI Financial Management Corporation dated June 1, 1996 is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), filed with SEC via EDGAR Accession No. 0000893220-02-000518 on April 26, 2002.

(h)(4) Schedule dated April 28, 2006 to the Administration Agreement dated January 27, 1995 between the Registrant and SEI Financial Management Corporation (now SEI Investments Global Funds Services) is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), filed with SEC via EDGAR Accession No. 0000893220-06-000980 on May 1, 2006.

(h)(5) Agency Agreement dated August 13, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0000893220-06-000980 on May 1, 2006.

(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

(j)      Not Applicable.

(k)      Not Applicable.

(l)      Not Applicable.

(m) Distribution (12b-1) Plan (Class A Shares) is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), filed with SEC via EDGAR Accession No. 0001047469-99-023948 on June 11, 1999.

(n)(1) Amended and Restated Rule 18f-3 Plan dated April 7, 2005 is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), filed with SEC via EDGAR Accession No. 0000893220-05-000981 on April 29, 2005.

(n)(2) Schedule A as last amended August 7, 2007 to the Rule 18f-3 Multiple Class Plan of the Registrant dated April 7, 2005 is filed herewith.

(o)      Not Applicable.

(p)(1)   Revised Code of Ethics for the Registrant is filed herewith.

(p)(2) Code of Ethics for First Hawaiian Bank dated October 20, 1994 is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), filed with SEC via EDGAR Accession No. 0000893220-00-000577 on May 1, 2000.

(p)(3) Code of Ethics for Bishop Street Capital Management Corporation dated September 9, 2004 is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), filed with SEC via EDGAR Accession No. 0000893220-05-000981 on April 29, 2005.

(p)(4) Code of Ethics for SEI Investments Company is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), filed with SEC via EDGAR Accession No. 0000893220-05-000981 on April 29, 2005.

(p)(5) Code of Ethics for BNP Paribas Asset Management is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), filed with SEC via EDGAR Accession No. 0000893220-05-000981 on April 29, 2005.

(p)(6) Revised Code of Ethics for Fischer Francis Trees & Watts, Inc. dated April 2007 is filed herewith.

(p)(7) Revised Code of Ethics for Lotsoff Capital Management dated 2006 is filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

     See the Statement of Additional Information regarding the Registrant's control relationships. The administrator of the Registrant, SEI Investments Global Funds Services, is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25. INDEMNIFICATION:

     Article VIII of the Agreement and Declaration of Trust filed as exhibit
(a)(1) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification liabilities arising under the Securities Act of 1933, as amended, (the "Act"), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:

     The following tables describe other business, profession, vocation, or employment of a substantial nature in which each director, officer, or partner each adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Bishop Street Capital Management

Bishop Street Capital Management is the investment adviser to the Bishop Street Large Cap Growth Fund, Bishop Street Hawaii Municipal Bond Fund, Bishop Street High Grade Income Fund, Bishop Street Money Market Fund, Bishop Street Strategic Growth Fund, Bishop Street Large Cap Core Equity Fund, and Bishop Street Tax Free Money Market Fund. The principal business address for Bishop Street Capital Management is 999 Bishop Street, Honolulu, HI, 96813. Bishop Street Capital Management is an investment adviser registered under the Investment Advisers Act of 1940.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                    NAME OF OTHER COMPANY                         CONNECTION WITH OTHER COMPANY
     -----------------------                    ---------------------                         -----------------------------
Donald G. Horner,                                  BancWest Corp.                                 Director, Vice Chair
Director, Chairman and Chief                     First Hawaiian Bank                 Director, President and Chief Executive Officer
Executive Officer                        Banc West Investment Services, Inc.                            Director
                                                  FHL SPC One, Inc.                  Director, Chairman and Chief Executive Officer
                                           FHL Lease Holding Company, Inc.           Director, Chairman and Chief Executive Officer
                                            First Hawaiian Leasing, Inc.             Director, Chairman and Chief Executive Officer
                                               KIC Technology 1, Inc.                       Director, Chairman and President
                                               KIC Technology 2, Inc.                       Director, Chairman and President
                                               KIC Technology 3, Inc.                       Director, Chairman and President
                                           First Hawaiian Bank Foundation                          Director, Chairman
                                             Children's Discovery Center                              Board Member
                                             Hawaii Business Roundtable                                  Member
                                          Iolani School Board of Governors                            Board Member
                                           Japan-America Society of Hawaii                            Board Member

William E. Atwater,                                BancWest Corp.                                  Assistant Secretary
Director, Secretary, Treasurer                   First Hawaiian Bank                        Executive Vice President, General
                                                                                                  Counsel and Secretary
                                           FHL Lease Holding Company, Inc.                              Secretary
                                                  FHL SPC One, Inc.                                     Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER                    NAME OF OTHER COMPANY                         CONNECTION WITH OTHER COMPANY
     -----------------------                    ---------------------                         -----------------------------
                                            First Hawaiian Leasing, Inc.                                Secretary
                                               The Bankers Club, Inc.                                   Secretary
                                                  Center Club, Inc.                                     Secretary
                                               KIC Technology 1, Inc.                            Director and Secretary
                                               KIC Technology 2, Inc.                            Director and Secretary
                                               KIC Technology 3, Inc.                    Director, Vice President and Secretary
                                           First Hawaiian Bank Foundation                        Director and Secretary
                                            American Judicature Society,                                Director
                                                   Hawaii Chapter

Robert T. Fujioka,                               First Hawaiian Bank                      Executive Vice President, Commercial
Director, Vice Chairman                                                                    Banking & Wealth Management Groups
                                              First Hawaiian Foundation                                 Director
                                             First Hawaiian Leasing Inc.                                Director
                                           FHL Lease Holding Company Inc.                               Director
                                                  FHL SPC One Inc.                                      Director
                                                 American Red Cross                                     Director
                                                Hawaii State Chapter
                                            Boys & Girls Club of Honolulu                               Director
                                            Chamber of Commerce of Hawaii                               Director
                                               Child & Family Service                                   Director
                                                 Enterprise Honolulu                                    Director
                                          Japanese American National Museum                             Director
                                             Kapiolani Health Foundation                                Director
                                         La Pietra - Hawaii School for Girls                            Director
                                          Marina West Community Association                             Director

Michael K. Hirai, Director,                      First Hawaiian Bank                              Senior Vice President
President and Chief Investment                       CFA Hawaii                                  President and Director
Officer, Director of Fixed
Income

Ryan S. Ushijima,                                First Hawaiian Bank                     Vice President and Compliance Officer,
Senior Vice President, Chief                                                                Wealth Management Service Center
Compliance Officer                    State of Hawaii Deferred Compensation Plan                         Trustee

        NAME AND POSITION
     WITH INVESTMENT ADVISER                    NAME OF OTHER COMPANY                         CONNECTION WITH OTHER COMPANY
     -----------------------                    ---------------------                         -----------------------------
Kenneth L. Miller,                               First Hawaiian Bank                                 Vice President
Senior Vice President
and Director of Equity

Jennifer Carias,                                 First Hawaiian Bank                                 Vice President
Vice President
and Portfolio Manager

Stephanie Chun                                           --                                                --
Vice President
And Portfolio Manager

Fischer Francis Trees & Watts, Inc.

Fischer Francis Trees & Watts, Inc. ("FFTW") serves as sub-adviser to the Registrant's Money Market Fund and Treasury Money Market Fund. The principal business address of FFTW is 200 Park Avenue, 46th Floor, New York, NY 10166. FFTW is an investment adviser registered under the Investment Advisers Act of 1940.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                    NAME OF OTHER COMPANY                         CONNECTION WITH OTHER COMPANY
     -----------------------                    ---------------------                         -----------------------------
Adnan Akant,                             Fischer Francis Trees & Watts Inc.                              Director
Director                                Hospital of Istanbul (New York Board)                 Member of the Board, Treasurer

Pascal Biville,                          Fischer Francis Trees & Watts Inc.                         Member of the Board
Member of the Board                          BNP Paribas Private Equity                                Administrator
                                                 BNP Paribas Finams                                    Vice-Chairman
                                            Charter Atlantic Corporation                               Vice-Chairman
                                             Cenevole de Participations                                  Chairman
                                               BNP PAM Participations                                    Chairman
                                                       BNL SGR                                      Member of the Board
                                                 BNP PAM SAM Monaco                                 Member of the Board
                                                    Fundquest US                                    Member of the Board
                                                 BNP PAM Luxembourg                                 Member of the Board

John P. Carey, Director                  Fischer Francis Trees & Watts Inc.                              Director

Stephen P. Casper,                       Fischer Francis Trees & Watts Inc.                  Chief Executive Officer, Director
Chief Executive Officer,                    Charter Atlantic Corporation                                 Director
Director                                   FFTW Diversified Alpha Fund Ltd                      President, Chief Executive
                                                   FFTW Funds Inc.                                   Officer, Director
                                             FFTW Global Credit Fund SPC                                 Director
                                              FFTW Global Debt Fund plc                                  Director

        NAME AND POSITION
     WITH INVESTMENT ADVISER                    NAME OF OTHER COMPANY                         CONNECTION WITH OTHER COMPANY
     -----------------------                    ---------------------                         -----------------------------
                                         FFTW Mortgage Total Return Fund plc                             Director
                                            Fischer Francis Trees & Watts                         Chief Executive Officer
                                         Fischer Francis Trees & Watts Ltd.                              Director
                                  Fischer Francis Trees & Watts (Singapore) Pte Ltd                      Director
                                              MarketAxess Holdings Inc.                                  Director
                                     The Depository Trust & Clearing Corporation                         Director
                                            The Depository Trust Company                                 Director
                                      The Emerging Markets Clearing Corporation                          Director
                                        The Fixed Income Clearing Corporation                            Director
                                    The National Securities Clearing Corporation                         Director

Roy Diao, Director                       Fischer Francis Trees & Watts Inc.                              Director

Guy de Froment, Member of the            Fischer Francis Trees & Watts Inc.                         Member of the Board
Board                                   BNP PARIBAS Asset Management (S.A.S.)                          Vice Chairman
                                              Shinhan BNP PARIBAS ITMC                                 Administrator
                                                BNP PAM SGR (Italie)                                   Administrator
                                         BNP PARIBAS Asset Management UK Ltd                             Chairman
                                                    FPML Guernsey                                      Administrator
                                            Charter Atlantic Corporation                               Administrator
                                               BMCI Gestion (Morocco)                                  Administrator
                                                   BNP PAM Uruguay                                     Administrator
                                      BNP PARIBAS Asset Management Argentina SA                     Alternate Director
                                      BNP PARIBAS Argentina Asset Management SA                     Alternate Director
                                                 BNP Paribas Brasil                                      Director
                                  Sundaram BNP Paribas Asset Management Ltd (India)                      Director
                                                BNL Gestioni (Italy)                                     Chairman
                                            TEB Asset Management (Turkey)                                Director
                                                Parvest (Luxembourg)                                     Director

Gilles de Vaugrigneuse,                  Fischer Francis Trees & Watts Inc.                         Member of the Board
Member of the Board                       BNP Paribas Asset Management Asia                            Administrator
                                         BNP Paribas Asset Management Group                              Chairman

                                       BNP Paribas Asset Management Group SAS                          Administrator
                                               BNP Paribas Assurances                                  Administrator
                                               BNP Paribas Luxembourg                                  Administrator
                                                 BNP Paribas Mederic                                      Censeur
                                            Charter Atlantic Corporation                                 Director

Gilles Glicenstein,                      Fischer Francis Trees & Watts Inc.                     Vice Chairman of the Board
Vice Chairman of the Board                BNP Paribas Asset Management Asia                              Chairman

        NAME AND POSITION
     WITH INVESTMENT ADVISER                    NAME OF OTHER COMPANY                         CONNECTION WITH OTHER COMPANY
     -----------------------                    ---------------------                         -----------------------------
                                         BNP Paribas Asset Management Japon              Administrateur (resigned September 2005)
                                          BNP Paribas Asset Management SAS                               Chairman
                                           BNP Paribas Epargne & Retraite                             Administrateur
                                               BNP Paribas SAM Monaco                                    Chairman
                                            Charter Atlantic Corporation                                 Director
                                        Fauchier Partners Management Limited                             Chairman

Deborah Hazell,                          Fischer Francis Trees & Watts Inc.                              Director
Director

Ken Katayama,                            Fischer Francis Trees & Watts Inc.                              Director
Director
                                          Fischer Francis Trees & Watts KK                  President, Representative Director

Pierre Lapomme,                          Fischer Francis Trees & Watts Inc.                         Member of the Board
Member of the Board

Philippe Lespinard,                      Fischer Francis Trees & Watts Inc.                    Member of the Board, Director
Member of the Board, Director                      FFTW Funds Inc.                          President, Chief Executive Officer

David J. Marmon,                         Fischer Francis Trees & Watts Inc.                              Director
Director

Robin S. Meister,                           Charter Atlantic Corporation                       Chief Legal and Risk Officer,
Chief Legal Officer,                                                                             Chief Compliance Officer,
Chief Compliance Officer,                                                                       Secretary of the Board of
Secretary of the Board of                                                                                Directors
Directors                                  FFTW Diversified Alpha Fund Ltd                          Assistant Secretary
                                                   FFTW Funds Inc.                             Chief Legal and Risk Officer,
                                                                                                         Secretary
                                                FFTW Funds Selection                                     Director
                                               FFTW Funds Selection II                                   Director
                                            FFTW US LIBOR Plus Fund Ltd.                                 Director
                                            Fischer Francis Trees & Watts                      Chief Legal and Risk Officer,
                                                                                                 Chief Compliance Officer,
                                                                                                         Secretary
                                         Fischer Francis Trees & Watts Ltd.                              Secretary
                                          Fischer Francis Trees & Watts KK                     Chief Legal and Risk Officer,
                                                                                            Chief Compliance Officer, Director
                                  Fischer Francis Trees & Watts (Singapore) Pte Ltd            Chief Legal and Risk Officer,
                                                                                            Chief Compliance Officer, Director

O. John Olcay,                                        Aegon NV                                       Vice Chairman of

        NAME AND POSITION
     WITH INVESTMENT ADVISER                    NAME OF OTHER COMPANY                         CONNECTION WITH OTHER COMPANY
     -----------------------                    ---------------------                         -----------------------------
                                                                                                    Supervisory Board
Director,                                   Charter Atlantic Corporation                                 Director
Vice Chairman of the Board of                   FFTW Funds Selection                        Chairman of the Board of Directors
Directors                                      FFTW Funds Selection II                      Chairman of the Board of Directors
                                              FFTW Global Debt Fund plc                     Chairman of the Board of Directors
                                         FFTW Mortgage Total Return Fund plc                Chairman of the Board of Directors
                                  Fischer Francis Trees & Watts (Singapore) Pte Ltd         Chairman of the Board of Directors
                                          Fischer Francis Trees & Watts KK                  Chairman of the Board of Directors

Jeffrey Trongone,                        Fischer Francis Trees & Watts Inc.                    Member of the Board, Director
Member of the Board,                        Fischer Francis Trees & Watts                         Chief Financial Officer
Director, Chief Financial                 Fischer Francis Trees & Watts KK                        Chief Financial Officer
Officer                           Fischer Francis Trees & Watts (Singapore) Pte Ltd          Chief Financial Officer, Director

Richard Williams,                        Fischer Francis Trees & Watts Inc.                              Director
Director                                    Charter Atlantic Corporation                    Chief Investment Officer, Director
                                            Fischer Francis Trees & Watts                        Chief Investment Officer

Michael Wyne,                               Fischer Francis Trees & Watts                                Director
Director

BNP Paribas Asset Management, Inc.

BNP Paribas Asset Management, Inc. ("BNP PAM") is the sub-adviser for the Registrant's Strategic Growth Fund. The principal business address of BNP PAM is 200 Park Avenue, New York, New York 10166. BNP PAM is an investment adviser registered under the Investment Advisers Act of 1940.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                          CONNECTION WITH OTHER COMPANY
     -----------------------                   ---------------------                          -----------------------------
Everett Schenk,                              BNP Paribas Securities Corp                          Chairman and Director
Director                                        Paribas North America                            Director/President/CEO
                                              BNP Paribas North America                          Director/President/CEO
                                         French American Banking Corporation                 Chairman/Director/President/CEO
                                             BNP Paribas Principal, Inc.                                Director
                                                 BNP Paribas Capstar                                Director/President

        NAME AND POSITION
     WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                          CONNECTION WITH OTHER COMPANY
     -----------------------                   ---------------------                          -----------------------------
                                                    Partners, Inc.
                                         BNP Paribas Capital Services, Inc.                         Director/Chairman
                                         BNP Paribas Commodity Futures, Inc.                            Director
                                           BNP Paribas Leasing Corporation

Denis Coulon,                                      BNP PAM UK Ltd                                       Director
Chairman                                           BNP PAM Ireland                                      Director

Christel Turcat,                                CooperNeff Funds, LLC                                   Director
Director

Thomas Clyne,                                BNP Paribas Securities Corp                         Chief Financial Officer
Treasurer                                    Paribas North America, Inc.                            Finance Director
                                                 BNP US Funding, LLC                             Chief Financial Officer
                                             French American Corporation                        Executive Vice President
                                         BNP Paribas Commodity Futures, Inc.                       Assistant Treasurer
                                                    BNPPRCC, Inc.                                       Treasurer

Terry McCloskey,                              CooperNrff Advisors, Inc                          Chief Compliance Officer
Chief Compliance Officer                    BNP Paribas Securities Corp.                           Compliance Officer

Hubert Goye,                                      Kleber Japaquant                                      Director
Associated person                                Kleber Quantamerica                                    Director

Vincent Camerlynck,                    BNP Paribas Asset Management Asia Ltd.                           Director
Director                                 BNP Paribas Asset Management UK Ltd                            Director
                                       BNP Paribas Asset Management Japan Ltd.                          Director
                                     BNP Paribas Asset Management Singapore Ltd.                        Director
                                  BNP Paribas Investment Management(Australia) Ltd.                     Director
                                           CooperNeff Alternative Managers                              Director
                                              Overlay Asset Management                                  Director
                                                       Parvest                                          Director

Pierre LaPomme,                                 CooperNeff Funds, LLC                                   Director
President/CEO                                  Charter Atlantic Corp.                                   Director
                                                   FundQuest, Inc.                                      Director
                                               Fauchier Partners Corp.                                  Director

Lotsoff Capital Management

Lotsoff Capital Management ("Lotsoff") is the sub-adviser for the Registrant's Large Cap Core Equity Fund. The principal business address of Lotsoff is 20 N. Clark Street, 34th Floor Chicago, Illinois 60602-4109. Lotsoff is an investment adviser registered under the Investment Advisers Act of 1940.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                    NAME OF OTHER COMPANY                         CONNECTION WITH OTHER COMPANY
     -----------------------                    ---------------------                         -----------------------------
Seymour N. Lotsoff, Senior                 S.N. Lotsoff & Associates, Inc.                               President
Managing Director & Chief                  The Lotsoff Capital Management                          President & Chairman
Executive Officer                                 Investment Trust

Stephen K. Bossu, Senior                             Bossu, Inc.                                         President
Managing Director & Chief
Investment Officer

Mark S. Levey, Senior Managing                        MSL, Inc.                                          President
Director

L. John Achenbach II, Managing                        LJA, Inc.                                          President
Director

David A. Hershey, Managing                       D. A. Hershey, Inc.                                     President
Director

Margaret M. Baer, Managing                     Margaret M. Baer, Inc.                                    President
Director & Chief Administrative    The Lotsoff Capital Management Investment Trust                 Secretary & Treasurer
Officer

Terese K. Constantino, Managing                     Terese, Inc.                                         President
Director & Controller

Allison J. Brink, Managing                        A.J. Brink, Inc.                                       President
Director

Gary R. Lisk, Managing Director                 GRL Consultants, Inc.                                    President

Sean F. Powers, Managing                          S.F. Powers, Inc.                                      President
Director

Richard J. DeMatteo, Managing
Director & Chief Operating                        R. Dematteo, Inc.                                      President
Officer

Alexander G. Condrell, Managing              Alexander G. Condrell, Inc.                                 President
Director

Stephen Kroah, Managing Director              Kroah Enterprises Il, LLC                                  President

Gina T. Ehrlish, Managing                            GATE, Inc.                                          President
Director

Alison S. Fitzgerald, Managing                 Panda Fitzgerald, Inc.                                    President
Director

Donald W. Reid, Managing                         Reid Ventures, LLC                                      President
Director

                                               Pappo Reid Investments                                    President

Jospeh N. Pappo, Managing                        Pappo Ventures, LLC                                     President
Director                                       Pappo Reid Investments                                    President

Donna J. Noble, Chief                      The Lotsoff Capital Management                        Chief Compliance Officer
Compliance Officer                                Investment Trust

ITEM 27. PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                                         July 15, 1982
SEI Liquid Asset Trust                                         November 29, 1982
SEI Tax Exempt Trust                                           December 3, 1982
SEI Index Funds                                                July 10, 1985
SEI Institutional Managed Trust                                January 22, 1987
SEI Institutional International Trust                          August 30, 1988
The Advisors' Inner Circle Fund                                November 14, 1991
The Advisors' Inner Circle Fund II                             January 28, 1993
Bishop Street Funds                                            January 27, 1995
SEI Asset Allocation Trust                                     April 1, 1996
SEI Institutional Investments Trust                            June 14, 1996
HighMark Funds                                                 February 15, 1997
Oak Associates Funds                                           February 27, 1998
CNI Charter Funds                                              April 1, 1999
iShares Inc.                                                   January 28, 2000
iShares Trust                                                  April 25, 2000
JohnsonFamily Funds, Inc.                                      November 1, 2000
Causeway Capital Management Trust                              September 20, 2001
The Japan Fund, Inc.                                           October 7, 2002
Barclays Global Investors Funds                                March 31, 2003
The Arbitrage Funds                                            May 17, 2005
The Turner Funds                                               January 1, 2006
ProShares Trust                                                November 14, 2005
Community Reinvestment Act Qualified Investment Fund           January 8, 2007
Accessor Funds                                                 March 1, 2007
TD Asset Management USA Funds                                  July 25, 2007

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                               Position and Office              Positions and Offices
Name                             with Underwriter                  with Registrant
----                           -------------------              ---------------------
William M. Doran     Director                                             --
Edward D. Loughlin   Director                                             --
Wayne M. Withrow     Director                                             --
Kevin Barr           President & Chief Executive Officer                  --
Maxine Chou          Chief Financial Officer & Treasurer                  --
Thomas Rodman        Chief Operations Officer                             --
John C. Munch        General Counsel & Secretary                          --
Karen LaTourette     Chief Compliance Officer, Anti-Money
                     Laundering Officer & Assistant Secretary             --
Mark J. Held         Senior Vice President                                --
Lori L. White        Vice President & Assistant Secretary                 --
John Coary           Vice President & Assistant Secretary                 --
John Cronin          Vice President                                       --
Mark McManus         Vice President                                       --
Robert McCarthy      Vice President                                       --
Robert Silvestri     Vice President                                       --
Michael Farrell      Vice President                                       --

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

     (a) With respect to Rules 31a-1(a); 31(a)-1(b); (2)(a) and (b); (3); (6);
(8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's custodian:

          Union Bank of California, N.A.
          475 Sansome Street
          15th Floor
          San Francisco, California 94111

     (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D);
(4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

          SEI Investments Global Funds Services
          One Freedom Valley Drive
          Oaks, Pennsylvania 19456

     (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's adviser and sub-advisers:

     Bishop Street Capital Management         Lotsoff Capital Management
     999 Bishop Street                        20 N. Clark Street

     Honolulu, Hawaii 96813                   34th Floor
                                              Chicago, Illinois 60602 -4109

     Fischer Francis Trees & Watts, Inc.      BNP Paribas Asset Management, Inc.
     200 Park Avenue                          200 Park Avenue
     46th Floor                               New York, NY 10166
     New York, NY 10166

ITEM 29. MANAGEMENT SERVICES:

     None.

ITEM 30. UNDERTAKINGS:

     None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 27 to Registration Statement No. 33-80514 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 14th day of September, 2007.

                                        BISHOP STREET FUNDS


                                        By: /s/ James F. Volk
                                            ------------------------------------
                                            James F. Volk, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.



                  *                     Trustee                   September 14, 2007
-------------------------------------
Charles E. Carlbom


                  *                     Trustee                   September 14, 2007
-------------------------------------
William M. Doran


                  *                     Trustee                   September 14, 2007
-------------------------------------
Mitchell A. Johnson


                  *                     Trustee                   September 14, 2007
-------------------------------------
Betty L. Krikorian


                  *                     Trustee                   September 14, 2007
-------------------------------------
Robert A. Nesher


                  *                     Trustee                   September 14, 2007
-------------------------------------
George J. Sullivan, Jr.


                  *                     Trustee                   September 14, 2007
-------------------------------------
James M. Storey


/s/ James F. Volk                       President                 September 14, 2007
-------------------------------------
James F. Volk

                  *                     Controller &              September 14, 2007
-------------------------------------   Chief Financial Officer
Michael Lawson


*By: /s/ James F. Volk
     --------------------------------
     James F. Volk
     Attorney-in-Fact pursuant to the powers of attorney filed herewith.

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                               BISHOP STREET FUNDS

                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trusts"), each a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Michael Lawson                       Date: April 25, 2007
--------------------------------------
Michael Lawson
Controller and Chief Financial Officer

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                               BISHOP STREET FUNDS

                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trusts"), each a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ William M. Doran                    Date:
-------------------------------------         ----------------------------------
William M. Doran, Esq.
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                               BISHOP STREET FUNDS

                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trusts"), each a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Robert A. Nesher                    Date: 4-25-2007
-------------------------------------
Robert A. Nesher
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                               BISHOP STREET FUNDS

                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trusts"), each a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ James M. Storey                     Date:
-------------------------------------         ----------------------------------
James M. Storey, Esq.
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                               BISHOP STREET FUNDS

                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trusts"), each a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ George J. Sullivan, Jr.             Date: April 30, 2007
-------------------------------------
George J. Sullivan, Jr.
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                               BISHOP STREET FUNDS

                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trusts"), each a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Charles E. Carlbom                  Date: 4-27-07
-------------------------------------
Charles E. Carlbom
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                               BISHOP STREET FUNDS

                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trusts"), each a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Mitchell A. Johnson                 Date: 4/25/07
-------------------------------------
Mitchell A. Johnson
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                               BISHOP STREET FUNDS

                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trusts"), each a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Betty L. Krikorian                  Date: May 2, 2007
-------------------------------------
Betty L. Krikorian
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                               BISHOP STREET FUNDS

                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trusts"), each a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James Ndiaye, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ James F. Volk                       Date: 4/25/07
-------------------------------------
James F. Volk
President

                                  EXHIBIT INDEX

EXHIBIT NO.   EXHIBIT
-----------   -------
EX-99.D4      Schedule A as last amended August 7, 2007 to the Investment
              Advisory Agreement dated March 31, 1999 between the Registrant and
              Bishop Street Capital.

EX-99.I       Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP.

EX-99.N2      Schedule A as last amended August 7, 2007 to the Rule 18f-3
              Multiple Class Plan of the Registrant dated April 7, 2005.

EX-99.P1      Revised Code of Ethics for the Registrant.

EX-99.P6      Revised Code of Ethics for Fischer Francis Trees & Watts, Inc.
              dated April 2007.

EX-99.P7      Revised Code of Ethics for Lotsoff Capital Management dated 2006.